Related Party and Party-In-Interest Transactions (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan's pro-rata share of employer common stock	11.00%	14.00%
Investment Contract
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment interest income	$ 1,126,947
LNC common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	3,614,000	4,217,000
EBP, Employer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 7,324,000
Dividend income, plan pro-rata share	15.00%